Intangible Assets - Summary of Intangible Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	$ 45,874	$ 44,568
Ending balance	44,831	45,874
Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	(2,997)	(2,401)
Effect of movements in foreign exchange	164	(139)
Amortization	(445)	(498)
Disposals	14	89
Disposals through the sale of subsidiaries	30
Transfer (to)/from other asset categories and other movements	(400)	(48)
Ending balance	(3,634)	(2,997)
At cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	48,871	47,191
Effect of movements in foreign exchange	(1,765)	1,286
Acquisitions through business combinations	24	417
Acquisitions and expenditures	668	312
Disposals	(96)	(191)
Disposals through the sale of subsidiaries	(47)
Transfer (to)/from other asset categories and other movements	810	(144)
Ending balance	48,465	48,871
Brands [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		43,370
Ending balance	42,101
Brands [member] | Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	(32)
Ending balance	(32)	(32)
Brands [member] | At cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	43,402
Effect of movements in foreign exchange	(1,482)
Acquisitions and expenditures	2
Disposals	(25)
Disposals through the sale of subsidiaries	(14)
Transfer (to)/from other asset categories and other movements	250
Ending balance	42,133	43,402
Commercial intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		1,525
Ending balance	1,470
Commercial intangibles [member] | Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	(1,379)
Effect of movements in foreign exchange	73
Amortization	(163)
Disposals	45
Transfer (to)/from other asset categories and other movements	(55)
Ending balance	(1,479)	(1,379)
Commercial intangibles [member] | At cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	2,904
Effect of movements in foreign exchange	(105)
Acquisitions through business combinations	22
Acquisitions and expenditures	367
Disposals	(55)
Transfer (to)/from other asset categories and other movements	(184)
Ending balance	2,949	2,904
Software [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		705
Ending balance	690
Software [member] | Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	(1,472)
Effect of movements in foreign exchange	84
Amortization	(251)
Disposals	(39)
Disposals through the sale of subsidiaries	28
Transfer (to)/from other asset categories and other movements	(352)
Ending balance	(2,002)	(1,472)
Software [member] | At cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	2,177
Effect of movements in foreign exchange	(137)
Acquisitions and expenditures	73
Disposals through the sale of subsidiaries	(29)
Transfer (to)/from other asset categories and other movements	608
Ending balance	2,692	2,177
Other [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		274
Ending balance	570
Other [member] | Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	(114)
Effect of movements in foreign exchange	7
Amortization	(31)
Disposals	8
Disposals through the sale of subsidiaries	2
Transfer (to)/from other asset categories and other movements	7
Ending balance	(121)	(114)
Other [member] | At cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	388
Effect of movements in foreign exchange	(41)
Acquisitions through business combinations	2
Acquisitions and expenditures	226
Disposals	(16)
Disposals through the sale of subsidiaries	(4)
Transfer (to)/from other asset categories and other movements	136
Ending balance	$ 691	$ 388